Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of non-current assets based on geographical location of the assets

	As of December 31,
	2023	2024
	US$	US$
PRC	1,028,592	480,089
USA	7,449	35,758
Total	1,036,041	515,847